Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of taxable income/(loss) before income taxes by jurisdiction

Taxable (loss) income before income taxes by jurisdiction are as follows:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Labuan	$1,022	$26,190	$25,263
Malaysia	(1,039,138)	1,280,329	684,759
Singapore	50,082	121,780	64,217
Total tax (benefits) expenses	$(988,034)	$1,428,299	$774,239

Schedule of reconciliations of the statutory income tax rate and effective income tax rate

Reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follow:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Income tax expense at Labuan statutory rate	$8,411	26,247	$25,375
Income tax expense at Malaysia statutory rate	283,787	613,388	710,438
Income tax expense at Singapore statutory rate	69,507	110,461	91,240
Increases (decreases) due to:
Other adjustments	(303,211)	743,918	(177,593)
Temporary differences	(45,490)	(9,092)	13,072
Other exemption, rebate and credit	-	(26,038)	(56,397)
(Over) Under provision in prior years(1)	(1,001,038)	(30,585)	168,104
Tax expense (benefits), net	$(988,034)	1,428,299	$774,239

(1)	With the change of fiscal year end from December 31 to June 30, the reporting period of Tumpuan Megah covered 18 months from January 1, 2024 to June 30, 2025. Given Tumpuan Megah recorded a net loss for the six months ended June 30, 2025, the tax loss position reduced the overall assessable profits for the full 18-month reporting period. As a result, the provision for income tax previously recognized for the year ended December 31, 2024 was overstated by $1,001,038.